Cryptocurrencies	6 Months Ended
Dec. 31, 2025
Cryptocurrencies
Cryptocurrencies

Note 3 – Cryptocurrencies

Cryptocurrencies consisted of the following:

	December 31,		June 30,
	2025		2025
	(unaudited)
	Quantity	Amount	Quantity	Amount
		(unaudited)
Cryptocurrencies, current
Dogecoin	70,543,745	$8,274,781	—	$—
Cryptocurrencies, non-current
Dogecoin	—	$—	—	$—

The following table presents additional information about Dogecoins for the six months ended December 31, 2025:

	December 31,2025
	Quantity	Value
	(unaudited)	(unaudited)
Opening balance	—	$—
Issuance of convertible debentures in exchange for Dogecoins (see Note 9 for details)	40,543,745	10,000,000
Issuance of Class A Ordinary Shares in exchange for Dogecoins (see Note 10 for details)	30,000,000	6,000,000
Change in fair value	—	(7,725,219)
Ending balance	70,543,745	$8,274,781

A portion of the Group’s Dogecoin holdings, amounting to 40,543,745 coins as of December 31, 2025, is subject to restrictions under a Security and Pledge Agreement entered into with the collateral agent of the convertible debenture holders. Under the terms of the agreement, the pledged Dogecoins are held in a controlled custodial account and are subject to the collateral agent’s consent for any transfer or disposition. Notwithstanding such restrictions, the Group retains the ability to request and obtain consent from the collateral agent for the sale or transfer of the pledged Dogecoins, and management does not consider the restriction to be substantive in limiting the Group’s ability to realize these assets within the next twelve months. The restriction serves as a protective mechanism for the debenture holders rather than a prohibition on disposition. Accordingly, the Group has classified these Dogecoins as current assets based on its expectation that the assets can be realized in the ordinary course of operations, subject to obtaining the required consent. The Group will continue to evaluate the nature of the restriction and its impact on classification in future reporting periods. The nature and extent of the restriction are disclosed to provide transparency regarding the Group’s liquidity and asset availability.

The following table presents additional information about USDT for the six months ended December 31, 2025:

December 31, 2025
	Quantity	Amount
	(unaudited)	(unaudited)
Opening balance	—	$—
Purchases of USDT	645,600	645,600
Offering expenses settled in USDT	(645,600)	(645,600)
Change in fair value	—	—
Ending balance	—	$—